8. SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 18, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock repurchased, value
Stock Redemption Agreement
Common stock repurchased, shares	14,000,000
Common stock repurchased, value	$ 1